FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       February 5, 2004


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       76

Form 13F Information Table Value Total:       $181,417



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     2937    81180 SH       SOLE                             81180
Abbott Laboratories            COM              002824100      515    11048 SH       SOLE                             11048
Adobe Systems Inc              COM              00724F101     1987    50850 SH       SOLE                             50850
Altria Group Inc               COM              02209S103      353     6495 SH       SOLE                              6495
American International Group   COM              026874107     1299    19606 SH       SOLE                             19606
Amgen Inc                      COM              031162100     3062    49550 SH       SOLE                             49550
Apollo Group Inc - Cl A        COM              037604105     1305    19250 SH       SOLE                             19250
Autozone Inc                   COM              053332102     2365    27750 SH       SOLE                             27750
Avery-Dennison Corp            COM              053611109      383     6840 SH       SOLE                              6840
BJ Services Co                 COM              055482103     2168    60400 SH       SOLE                             60400
Bank of America Corp           COM              060505104     5200    64647 SH       SOLE                             64647
Barr Pharmaceuticals Inc       COM              068306109     3897    50645 SH       SOLE                             50645
BellSouth Corp                 COM              079860102     4291   151625 SH       SOLE                            151625
Caremark Rx Inc                COM              141705103     3574   141100 SH       SOLE                            141100
ChevronTexaco Corp             COM              166764100     3503    40550 SH       SOLE                             40550
Cisco Systems Inc              COM              17275R102     4808   198420 SH       SOLE                            198420
Citigroup Inc                  COM              172967101     4239    87321 SH       SOLE                             87321
Coach Inc                      COM              189754104     4246   112470 SH       SOLE                            112470
Coca Cola Co                   COM              191216100     3335    65705 SH       SOLE                             65705
Costco Wholesale Corp          COM              22160K105      316     8500 SH       SOLE                              8500
Dell Inc                       COM              24702R101     7079   208340 SH       SOLE                            208340
Dow Chemical Co                COM              260543103      374     9000 SH       SOLE                              9000
EMC Corp - Mass                COM              268648102      209    16200 SH       SOLE                             16200
Ebay Inc                       COM              278642103     2969    45950 SH       SOLE                             45950
Exxon Mobil Corp               COM              30231G102      811    19788 SH       SOLE                             19788
Fannie Mae                     COM              313586109     5350    71280 SH       SOLE                             71280
First Data Corp                COM              319963104     2605    63400 SH       SOLE                             63400
Fiserv Inc.                    COM              337738108     1912    48350 SH       SOLE                             48350
General Electric Co            COM              369604103     5109   164907 SH       SOLE                            164907
Gillette Co                    COM              375766102      220     6000 SH       SOLE                              6000
Health Management Assoc Inc    COM              421933102      565    23524 SH       SOLE                             23524
Home Depot Inc                 COM              437076102     1409    39700 SH       SOLE                             39700
Illinois Tool Works Inc        COM              452308109     1108    13200 SH       SOLE                             13200
Integrated Circuit Systems     COM              45811k208     2344    82250 SH       SOLE                             82250
International Business Machine COM              459200101     4237    45716 SH       SOLE                             45716
Jacobs Engineering Group Inc   COM              469814107     2811    58550 SH       SOLE                             58550
Johnson & Johnson              COM              478160104     1969    38114 SH       SOLE                             38114
Lehman Brothers Holding Inc    COM              524908100     2193    28400 SH       SOLE                             28400
Lennar Corp                    COM              526057104     4836    50375 SH       SOLE                             50375
Lowe's Companies               COM              548661107     3620    65350 SH       SOLE                             65350
MBNA Corp                      COM              55262L100     2814   113251 SH       SOLE                            113251
Medtronic Inc                  COM              585055106     1060    21800 SH       SOLE                             21800
Merck & Co Inc                 COM              589331107      252     5450 SH       SOLE                              5450
Microsoft Corp                 COM              594918104     5415   197860 SH       SOLE                            197860
Northern Trust Corp.           COM              665859104      676    14600 SH       SOLE                             14600
PSS World Medical Inc          COM              69366A100      241    20000 SH       SOLE                             20000
Pactiv Corporation             COM              695257105     2807   117450 SH       SOLE                            117450
Paychex Inc                    COM              704326107     2827    76000 SH       SOLE                             76000
Pfizer Inc                     COM              717081103     4958   140324 SH       SOLE                            140324
Procter & Gamble Co            COM              742718109      675     6760 SH       SOLE                              6760
Ruby Tuesday Inc               COM              781182100     3516   123425 SH       SOLE                            123425
SBC Communications Inc         COM              78387G103      875    33555 SH       SOLE                             33555
Schering Plough Corp           COM              806605101      427    24530 SH       SOLE                             24530
Smith International Inc        COM              832110100      266     6400 SH       SOLE                              6400
Southern Co                    COM              842587107      322    10638 SH       SOLE                             10638
Southtrust corp                COM              844730101     2262    69100 SH       SOLE                             69100
St Jude Medical Inc            COM              790849103     3785    61700 SH       SOLE                             61700
State Street Boston Corp       COM              857477103     1953    37500 SH       SOLE                             37500
Stryker Corp                   COM              863667101     3103    36500 SH       SOLE                             36500
SunTrust Banks Inc             COM              867914103      726    10148 SH       SOLE                             10148
Symantec Corp                  COM              871503108     3723   107900 SH       SOLE                            107900
Sysco Corp                     COM              871829107     2682    72050 SH       SOLE                             72050
TCF Financial Corp             COM              872275102     2791    54350 SH       SOLE                             54350
UTStarcom Inc                  COM              918076100     1887    50900 SH       SOLE                             50900
United Parcel Service -CL B    COM              911312106     2887    38725 SH       SOLE                             38725
United Technologies Corp       COM              913017109     4587    48405 SH       SOLE                             48405
Wachovia Corp                  COM              929903102      853    18300 SH       SOLE                             18300
Wal-Mart Stores Inc            COM              931142103     4580    86330 SH       SOLE                             86330
Walgreen Co                    COM              931422109     3132    86100 SH       SOLE                             86100
Wellpoint Health Networks      COM              94973h108     3623    37350 SH       SOLE                             37350
Wells Fargo Company            COM              949746101      624    10600 SH       SOLE                             10600
XTO Energy Inc                 COM              98385X106     3808   134565 SH       SOLE                            134565
Yankee Candle Co               COM              984757104     1190    43550 SH       SOLE                             43550
American High Income Tr SBI                     026547109      150 12126.825000SH    SOLE                        12126.825000
American Wash Mutual Invst-A                    939330106      247 8586.049000SH     SOLE                        8586.049000
Merrill Lynch Fundamental Grow                  589958107      181 10938.081000SH    SOLE                        10938.081000